Right-of-use assets	12 Months Ended
Jun. 30, 2022
Right-of-use assets
Right-of-use assets

15 Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right
	(Note (i))	(Note (ii))	(Note (iii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2020	832,657	24,857	—	857,514
Acquisitions through business combination	36,632	—	—	36,632
Additions	392,648	11,305	—	403,953
Derecognition	(155,478)	(24,179)	—	(179,657)
Exchange adjustments	(29,042)	(281)	—	(29,323)

At June 30, 2021	1,077,417	11,702	—	1,089,119
Acquisition of a subsidiary (Note 33(b))	—	—	1,781,595	1,781,595
Additions	337,717	414	815	338,946
Derecognition	(408,249)	(1,470)	—	(409,719)
Exchange adjustments	6,239	2	—	6,241

At June 30, 2022	1,013,124	10,648	1,782,410	2,806,182

Accumulated depreciation:
At July 1, 2020	(299,001)	(13,018)	—	(312,019)
Charge for the year	(205,344)	(8,146)	—	(213,490)
Derecognition	131,424	19,425	—	150,849
Exchange adjustments	13,033	191	—	13,224

At June 30, 2021	(359,888)	(1,548)	—	(361,436)

Charge for the year	(275,310)	(3,765)	(30,531)	(309,606)
Derecognition	243,575	1,470	—	245,045
Exchange adjustments	(2,917)	(1)	—	(2,918)

At June 30, 2022	(394,540)	(3,844)	(30,531)	(428,915)

Impairment:
At July 1, 2020	(42,628)	—	—	(42,628)
Charge for the year	—	—	—	—
Derecognition	1,759	—	—	1,759
Exchange adjustments	3,073	—	—	3,073

At June 30, 2021	(37,796)	—	—	(37,796)

Charge for the year	—	—	—	—
Derecognition	4,249	—	—	4,249
Exchange adjustments	(1,131)	—	—	(1,131)
At June 30, 2022	(34,678)	—	—	(34,678)

Net book value:
At June 30, 2021	679,733	10,154	—	689,887

At June 30, 2022	583,906	6,804	1,751,879	2,342,589

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	203,662	205,344	275,310
Warehouse equipment	10,455	8,146	3,765
Land use right	—	—	30,531
	214,117	213,490	309,606

Interest on lease liabilities (Note 10)	26,117	26,817	32,991
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,486	28,656	28,384
Variable lease payments not included in the measurement of lease liabilities	3,521	2,846	4,648
COVID-19 rent concessions	(12,802)	(42,698)	(35,548)

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 25(c) and Note 28, respectively.

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its offices space, warehouse storage and retail stores. The leases of offices space typically run for a period of two to fourteen years, leases of warehouse storage and retail stores typically run for two to ten years.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 1% to 15% of the annual sales that each store makes in excess of a certain breakpoint predetermined with landlord. These terms are common in retail stores in countries such as United states, Canada and Singapore where the Group operates. The relative magnitude of variable lease payments to fixed payments is low given sales from most stores with variable lease payments terms did not exceed the breakpoints. The Group expects the relative proportions of variable lease payments to fixed lease payments to increase in future years when sales from these stores increase.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of two to three years.

(iii)	Land use right

The Group acquired the land use right of a parcel of land located in the PRC during the year ended June 30, 2022 through the acquisition of a subsidiary as disclosed in Note 33(b), with a lease term of 40 years.

(iv)	Rental deposits

The refundable rental deposit itself is not part of the lease payments and is in the scope of IFRS 9. Therefore, the rental deposit should be measured at fair value on initial recognition. The difference between the initial fair value and the nominal value of the deposit is an additional lease payment made by the Group and it is included in the measurement of the right-of-use assets.

(v)	COVID-19-Related Concessions

As disclosed in Note 2(c), the Group has early adopted the 2020 Amendment to IFRS 16, Leases, COVID-19-Related Rent Concessions and the 2021 Amendment to IFRS16, Leases, COVID-19-Related Concessions beyond 30 June 2021, and has applied the practical expedient introduced by the Amendment to all eligible rent concessions received by the Group during the years ended June 30, 2021 and 2022.